                                                    (RIVERSOURCE ANNUITIES LOGO)



RIVERSOURCE(R)

PERSONAL PORTFOLIO PLUS(2)

PERSONAL PORTFOLIO

  VARIABLE ANNUITY





2008 ANNUAL REPORT



45066 T (5/09)             Issued by: RiverSource Life Insurance Co. of New York

                       THIS PAGE LEFT BLANK INTENTIONALLY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2 - RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account
2 - RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 24, 2009


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                                ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,       INC &         VAL,          ASPEN
DEC. 31, 2008                                       SER I         SER I       GRO, CL I       CL I        BAL, INST


ASSETS
Investments, at fair value(1),(2)                 $416,991       $58,707      $ 69,977      $ 71,546     $  996,785
Dividends receivable                                    --            --            --            --             --
Receivable for share redemptions                       531            77            89            91          1,269
--------------------------------------------------------------------------------------------------------------------
Total assets                                       417,522        58,784        70,066        71,637        998,054
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                       474            70            79            81          1,132
  Administrative charge                                 57             8            10            10            136
  Contract terminations                                 --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      531            78            89            91          1,268
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                416,991        58,706        69,921        71,546        996,312
Net assets applicable to contracts in payment
period                                                  --            --            56            --            474
Net assets applicable to seed money                     --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $416,991       $58,706      $ 69,977      $ 71,546     $  996,786
====================================================================================================================
(1) Investment shares                               21,113         3,012        14,518        15,288         43,528
(2) Investments, at cost                          $532,785       $64,633      $100,960      $102,455     $1,089,104
--------------------------------------------------------------------------------------------------------------------





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN      NACM          OPCAP         OPCAP       OPPEN CAP
DEC. 31, 2008 (CONTINUED)                        WORLD, INST     SM CAP          EQ          MANAGED       APPR VA


ASSETS
Investments, at fair value(1),(2)                 $146,324      $ 59,953       $30,604      $124,812      $174,722
Dividends receivable                                    --            --            --            --            --
Receivable for share redemptions                       186            76            39           159           223
--------------------------------------------------------------------------------------------------------------------
Total assets                                       146,510        60,029        30,643       124,971       174,945
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                       165            68            35           143           199
  Administrative charge                                 20             8             4            17            24
  Contract terminations                                 --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      185            76            39           160           223
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                145,789        59,953        30,604       124,811       174,722
Net assets applicable to contracts in payment
period                                                 536            --            --            --            --
Net assets applicable to seed money                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $146,325      $ 59,953       $30,604      $124,811      $174,722
====================================================================================================================
(1) Investment shares                                7,593         4,471         1,733         5,166         6,806
(2) Investments, at cost                          $277,042      $119,484       $57,359      $205,496      $269,740
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
DEC. 31, 2008 (CONTINUED)                            VA           CL IA         CL IB         CL IA         CL IB


ASSETS
Investments, at fair value(1),(2)                 $ 19,406       $50,086      $ 98,188      $110,011      $227,714
Dividends receivable                                    --            --            --            --            --
Receivable for share redemptions                        25            64           124           140           287
--------------------------------------------------------------------------------------------------------------------
Total assets                                        19,431        50,150        98,312       110,151       228,001
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                        22            57           111           125           256
  Administrative charge                                  3             7            13            15            31
  Contract terminations                                 --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       25            64           124           140           287
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                 19,406        50,086        98,188       110,011       227,523
Net assets applicable to contracts in payment
period                                                  --            --            --            --            --
Net assets applicable to seed money                     --            --            --            --           191
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 19,406       $50,086      $ 98,188      $110,011      $227,714
====================================================================================================================
(1) Investment shares                               12,282         8,756        17,287         9,533        19,853
(2) Investments, at cost                          $107,413       $82,804      $154,096      $227,816      $460,756
--------------------------------------------------------------------------------------------------------------------





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
DEC. 31, 2008 (CONTINUED)                           CL IA         CL IB         CL IA         CL IB          BAL


ASSETS
Investments, at fair value(1),(2)                 $ 56,333      $ 76,055       $26,012      $170,593      $387,849
Dividends receivable                                    --            --            --            --            --
Receivable for share redemptions                        72            96            33           217            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                        56,405        76,151        26,045       170,810       387,849
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                        64            87            29           194           438
  Administrative charge                                  8            10             4            23            53
  Contract terminations                                 --            --            --            --        31,867
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       72            97            33           217        32,358
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                 56,324        76,054        26,012       170,593       355,491
Net assets applicable to contracts in payment
period                                                   9            --            --            --            --
Net assets applicable to seed money                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 56,333      $ 76,054       $26,012      $170,593      $355,491
====================================================================================================================
(1) Investment shares                               11,222        15,272         1,972         8,538        39,203
(2) Investments, at cost                          $102,743      $127,970       $50,144      $364,356      $626,590
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                                ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        RVS VP        RVS VP        THDL VP
DEC. 31, 2008 (CONTINUED)                         CASH MGMT     DIV BOND       DYN EQ      MID CAP GRO    INTL OPP


ASSETS
Investments, at fair value(1),(2)                $1,135,930    $5,961,204     $455,275       $52,444       $36,949
Dividends receivable                                 23,057            --           --            --            --
Receivable for share redemptions                         --            --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                      1,158,987     5,961,204      455,275        52,444        36,949
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                      1,316         6,563          491            59            41
  Administrative charge                                 163           827           61             7             5
  Contract terminations                                  --            --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,479         7,390          552            66            46
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                               1,150,400     5,950,093      454,203        52,018        36,316
Net assets applicable to contracts in payment
period                                                   --            --           --            --            --
Net assets applicable to seed money                   7,108         3,721          520           360           587
--------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,157,508    $5,953,814     $454,723       $52,378       $36,903
====================================================================================================================
(1) Investment shares                             1,136,983       608,390       34,327         7,448         4,308
(2) Investments, at cost                         $1,136,453    $6,323,835     $757,630       $91,212       $51,056
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
YEAR ENDED DEC. 31, 2008                            SER I         SER I         CL I          CL I        BAL, INST


INVESTMENT INCOME
Dividend income                                   $  11,936     $    469      $  2,365      $  2,303      $  36,132
Variable account expenses                             8,512        1,348         1,491         1,291         20,959
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       3,424         (879)          874         1,012         15,173
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                               199,028       39,370        51,968        17,726        768,091
  Cost of investments sold                          184,087       29,231        51,476        19,295        711,452
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        14,941       10,139           492        (1,569)        56,639
Distributions from capital gains                         --        1,133        14,169        12,226        105,062
Net change in unrealized appreciation or
  depreciation of investments                      (218,453)     (57,634)      (59,244)      (40,805)      (436,353)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (203,512)     (46,362)      (44,583)      (30,148)      (274,652)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(200,088)    $(47,241)     $(43,709)     $(29,136)     $(259,479)
====================================================================================================================





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN     NACM SM        OPCAP         OPCAP       OPPEN CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)             WORLD, INST       CAP           EQ          MANAGED       APPR VA


INVESTMENT INCOME
Dividend income                                   $   2,837     $     --      $    386      $  5,618      $     516
Variable account expenses                             3,645        1,403           665         2,719          4,459
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (808)      (1,403)         (279)        2,899         (3,943)
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                               139,961       42,116        17,754       151,258        184,145
  Cost of investments sold                          165,765       49,655        20,836       179,405        174,738
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (25,804)      (7,539)       (3,082)      (28,147)         9,407
Distributions from capital gains                         --       24,096        10,252        15,694             --
Net change in unrealized appreciation or
  depreciation of investments                      (114,573)     (64,073)      (29,523)      (61,834)      (178,907)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (140,377)     (47,516)      (22,353)      (74,287)      (169,500)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(141,185)    $(48,919)     $(22,632)     $(71,388)     $(173,443)
====================================================================================================================





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                                 PUT VT        PUT VT        PUT VT        PUT VT
                                                  OPPEN HI      DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               INC VA         CL IA         CL IB         CL IA         CL IB


INVESTMENT INCOME
Dividend income                                   $  7,488      $  5,158      $ 11,348      $  4,746      $   9,797
Variable account expenses                            1,261         1,086         2,297         2,445          5,734
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      6,227         4,072         9,051         2,301          4,063
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              102,802        25,947        94,546        67,391        249,198
  Cost of investments sold                         125,732        32,522       107,991        97,716        352,448
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (22,930)       (6,575)      (13,445)      (30,325)      (103,250)
Distributions from capital gains                        --            --            --        34,308         84,235
Net change in unrealized appreciation or
  depreciation of investments                      (63,327)      (24,086)      (47,742)      (90,069)      (183,284)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (86,257)      (30,661)      (61,187)      (86,086)      (202,299)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(80,030)     $(26,589)     $(52,136)     $(83,785)     $(198,236)
====================================================================================================================



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                                ANNUAL REPORT  5

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL IA         CL IB         CL IA         CL IB          BAL


INVESTMENT INCOME
Dividend income                                   $  8,822      $ 11,230      $    175      $      --     $   1,373
Variable account expenses                            1,190         1,524           694          3,968         7,609
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      7,632         9,706          (519)        (3,968)       (6,236)
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                               44,400        41,458        27,869        192,158       195,526
  Cost of investments sold                          61,204        51,972        37,250        294,959       234,323
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (16,804)      (10,514)       (9,381)      (102,801)      (38,797)
Distributions from capital gains                        --            --            --             --        40,975
Net change in unrealized appreciation or
  depreciation of investments                      (14,216)      (28,679)      (10,779)       (24,338)     (184,809)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (31,020)      (39,193)      (20,160)      (127,139)     (182,631)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(23,388)     $(29,487)     $(20,679)     $(131,107)    $(188,867)
====================================================================================================================





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        RVS VP        RVS VP        THDL VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CASH MGMT     DIV BOND       DYN EQ      MID CAP GRO    INTL OPP


INVESTMENT INCOME
Dividend income                                   $ 27,287     $   25,922     $   1,493     $     21      $  1,349
Variable account expenses                           16,197         86,897         8,871        1,301           818
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     11,090        (60,975)       (7,378)      (1,280)          531
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              327,876      1,576,133       140,157       46,488        24,430
  Cost of investments sold                         327,964      1,649,606       167,928       51,787        22,584
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          (88)       (73,473)      (27,771)      (5,299)        1,846
Distributions from capital gains                        --             --        72,902          782            --
Net change in unrealized appreciation or
  depreciation of investments                         (306)      (393,509)     (382,181)     (45,541)      (31,666)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (394)      (466,982)     (337,050)     (50,058)      (29,820)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 10,696     $ (527,957)    $(344,428)    $(51,338)     $(29,289)
====================================================================================================================



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
YEAR ENDED DEC. 31, 2008                            SER I         SER I         CL I          CL I        BAL, INST
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $   3,424     $   (879)     $    874      $  1,012     $   15,173
Net realized gain (loss) on sales of
investments                                          14,941       10,139           492        (1,569)        56,639
Distributions from capital gains                         --        1,133        14,169        12,226        105,062
Net change in unrealized appreciation or
depreciation of investments                        (218,453)     (57,634)      (59,244)      (40,805)      (436,353)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (200,088)     (47,241)      (43,709)      (29,136)      (259,479)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              250          137         2,561           100          3,598
Net transfers(1)                                     (3,819)         (42)       (4,962)          107         (7,601)
Contract terminations:
  Surrender benefits and contract charges          (184,287)     (36,825)      (44,102)      (15,115)      (697,962)
  Death benefits                                     (1,103)        (684)         (790)         (814)       (45,060)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (188,959)     (37,414)      (47,293)      (15,722)      (747,025)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     806,038      143,361       160,979       116,404      2,003,290
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 416,991     $ 58,706      $ 69,977      $ 71,546     $  996,786
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              590,760       76,739       119,119        65,970      1,089,590
Contract purchase payments                              194           80         2,048            61          1,985
Net transfers(1)                                     (3,272)         (14)       (4,562)           73         (5,251)
Contract terminations:
  Surrender benefits and contract charges          (143,150)     (22,939)      (35,703)       (9,449)      (407,543)
  Death benefits                                       (867)        (410)         (644)         (499)       (25,635)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    443,665       53,456        80,258        56,156        653,146
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                                ANNUAL REPORT  7

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN      NACM          OPCAP         OPCAP       OPPEN CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)             WORLD, INST     SM CAP          EQ          MANAGED       APPR VA
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $    (808)    $ (1,403)     $   (279)     $   2,899     $  (3,943)
Net realized gain (loss) on sales of
investments                                         (25,804)      (7,539)       (3,082)       (28,147)        9,407
Distributions from capital gains                         --       24,096        10,252         15,694            --
Net change in unrealized appreciation or
depreciation of investments                        (114,573)     (64,073)      (29,523)       (61,834)     (178,907)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (141,185)     (48,919)      (22,632)       (71,388)     (173,443)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                            1,530        1,099           100            100         1,550
Net transfers(1)                                     (1,658)         522            18         (5,324)        1,376
Contract terminations:
  Surrender benefits and contract charges          (134,114)     (39,537)      (15,922)      (139,030)     (179,853)
  Death benefits                                     (1,702)        (830)         (601)        (4,063)         (451)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (135,944)     (38,746)      (16,405)      (148,317)     (177,378)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     423,454      147,618        69,641        344,516       525,543
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 146,325     $ 59,953      $ 30,604      $ 124,811     $ 174,722
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              298,798       64,953        50,439        245,609       319,505
Contract purchase payments                            1,186          528            81             78         1,062
Net transfers(1)                                     (1,312)         253            31         (4,110)        1,299
Contract terminations:
  Surrender benefits and contract charges          (108,381)     (19,485)      (13,314)      (110,197)     (123,832)
  Death benefits                                     (1,327)        (412)         (494)        (3,047)         (309)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    188,964       45,837        36,743        128,333       197,725
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 VA           CL IA         CL IB         CL IA         CL IB
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $   6,227     $  4,072      $  9,051      $  2,301      $   4,063
Net realized gain (loss) on sales of
investments                                         (22,930)      (6,575)      (13,445)      (30,325)      (103,250)
Distributions from capital gains                         --           --            --        34,308         84,235
Net change in unrealized appreciation or
depreciation of investments                         (63,327)     (24,086)      (47,742)      (90,069)      (183,284)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           (80,030)     (26,589)      (52,136)      (83,785)      (198,236)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              310           --           650            --            166
Net transfers(1)                                         68           --        (5,137)       (8,360)        (1,267)
Contract terminations:
  Surrender benefits and contract charges           (98,668)     (21,770)      (78,209)      (54,005)      (222,035)
  Death benefits                                     (1,987)      (3,090)       (4,863)       (1,974)       (19,492)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (100,277)     (24,860)      (87,559)      (64,339)      (242,628)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     199,713      101,535       237,883       258,135        668,578
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  19,406     $ 50,086      $ 98,188      $110,011      $ 227,714
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              143,717       68,771       158,205       175,658        514,601
Contract purchase payments                              246           --           451            --            146
Net transfers(1)                                         46           --        (3,506)       (6,214)        (2,243)
Contract terminations:
  Surrender benefits and contract charges           (76,135)     (16,792)      (56,150)      (44,419)      (205,569)
  Death benefits                                     (1,469)      (2,123)       (3,278)       (1,444)       (19,101)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     66,405       49,856        95,722       123,581        287,834
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                                ANNUAL REPORT  9

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL IA         CL IB         CL IA         CL IB          BAL
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $  7,632      $  9,706      $   (519)     $  (3,968)    $  (6,236)
Net realized gain (loss) on sales of
investments                                        (16,804)      (10,514)       (9,381)      (102,801)      (38,797)
Distributions from capital gains                        --            --            --             --        40,975
Net change in unrealized appreciation or
depreciation of investments                        (14,216)      (28,679)      (10,779)       (24,338)     (184,809)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (23,388)      (29,487)      (20,679)      (131,107)     (188,867)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              --           300            --            100           100
Net transfers(1)                                    (4,616)          (72)           --           (707)      (49,450)
Contract terminations:
  Surrender benefits and contract charges          (30,766)      (32,538)      (26,076)      (177,699)     (155,131)
  Death benefits                                    (7,422)       (5,508)       (1,099)        (9,180)       (4,083)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (42,804)      (37,818)      (27,175)      (187,486)     (208,564)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    122,525       143,359        73,866        489,186       752,922
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 56,333      $ 76,054      $ 26,012      $ 170,593     $ 355,491
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              88,178        95,988        56,766        410,200       571,885
Contract purchase payments                              --           207            --             95            81
Net transfers(1)                                    (3,437)          (47)           --         (1,382)      (39,266)
Contract terminations:
  Surrender benefits and contract charges          (23,832)      (22,519)      (22,848)      (169,627)     (138,996)
  Death benefits                                    (5,346)       (3,778)         (890)        (8,901)       (3,215)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    55,563        69,851        33,028        230,385       390,489
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        RVS VP        RVS VP        THDL VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CASH MGMT     DIV BOND       DYN EQ      MID CAP GRO    INTL OPP
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                  $   11,090    $  (60,975)    $  (7,378)    $ (1,280)     $    531
Net realized gain (loss) on sales of
investments                                             (88)      (73,473)      (27,771)      (5,299)        1,846
Distributions from capital gains                         --            --        72,902          782            --
Net change in unrealized appreciation or
depreciation of investments                            (306)     (393,509)     (382,181)     (45,541)      (31,666)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            10,696      (527,957)     (344,428)     (51,338)      (29,289)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           32,658     1,252,365           706          100           100
Net transfers(1)                                     65,071      (382,262)       27,316          (57)          (76)
Contract terminations:
  Surrender benefits and contract charges          (173,431)     (333,945)      (96,895)     (43,048)      (22,291)
  Death benefits                                     (6,370)      (26,594)       (6,815)      (1,368)         (547)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (82,072)      509,564       (75,688)     (44,373)      (22,814)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,228,884     5,972,207       874,839      148,089        89,006
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,157,508    $5,953,814     $ 454,723     $ 52,378      $ 36,903
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,127,261     5,309,784       705,406      137,490        58,862
Contract purchase payments                           28,387     1,165,622           618          108            73
Net transfers(1)                                     60,537      (390,188)       32,003          (33)          (38)
Contract terminations:
  Surrender benefits and contract charges          (151,455)     (291,278)      (90,470)     (46,989)      (17,138)
  Death benefits                                     (5,554)      (23,766)       (5,935)      (1,381)         (405)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,059,176     5,770,174       641,622       89,195        41,354
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
YEAR ENDED DEC. 31, 2007                            SER I         SER I         CL I          CL I        BAL, INST
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $  (3,299)    $ (1,649)     $   1,228     $    396     $   23,427
Net realized gain (loss) on sales of
investments                                          26,120       22,058         22,986        5,887        120,895
Distributions from capital gains                         --           --             --       12,381             --
Net change in unrealized appreciation or
depreciation of investments                          37,698          349        (24,578)     (26,041)        61,106
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            60,519       20,758           (364)      (7,377)       205,428
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                            5,676        3,094          2,808          180         12,354
Net transfers(1)                                     (3,265)       4,827         (1,251)        (269)      (155,063)
Adjustments to net assets allocated to
contracts in payment period                              --           --             --           83             --
Contract terminations:
  Surrender benefits and contract charges          (175,156)     (54,416)      (100,810)     (29,238)      (539,842)
  Death benefits                                     (1,589)        (812)          (934)        (629)       (18,398)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (174,334)     (47,307)      (100,187)     (29,873)      (700,949)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     919,853      169,910        261,530      153,654      2,498,811
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 806,038     $143,361      $ 160,979     $116,404     $2,003,290
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              718,870      102,842        190,350       81,369      1,481,708
Contract purchase payments                            4,144        1,667          1,886           94          6,800
Net transfers(1)                                     (2,550)       2,802           (468)         (13)       (84,865)
Contract terminations:
  Surrender benefits and contract charges          (128,541)     (30,130)       (71,994)     (15,160)      (304,080)
  Death benefits                                     (1,163)        (442)          (655)        (320)        (9,973)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    590,760       76,739        119,119       65,970      1,089,590
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN      NACM          OPCAP         OPCAP       OPPEN CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)             WORLD, INST     SM CAP          EQ          MANAGED       APPR VA
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $ (3,360)     $ (2,516)     $   (758)     $   3,294     $  (7,239)
Net realized gain (loss) on sales of
investments                                         (3,583)       10,492         7,262         (3,452)       25,621
Distributions from capital gains                        --        40,040        14,335         33,740            --
Net change in unrealized appreciation or
depreciation of investments                         46,456       (46,909)      (16,913)       (26,082)       55,972
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           39,513         1,107         3,926          7,500        74,354
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           1,745         3,974           180            150         1,712
Net transfers(1)                                        96         3,244       (11,691)           174       (18,342)
Adjustments to net assets allocated to
contracts in payment period                             --            --            --             --            --
Contract terminations:
  Surrender benefits and contract charges          (94,899)      (58,828)      (34,859)      (244,129)     (136,874)
  Death benefits                                    (5,835)         (665)         (632)          (574)       (6,171)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (98,893)      (52,275)      (47,002)      (244,379)     (159,675)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    482,834       198,786       112,717        581,395       610,864
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $423,454      $147,618      $ 69,641      $ 344,516     $ 525,543
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             368,585        86,881        83,806        420,917       418,132
Contract purchase payments                           1,200         1,729           131            107         1,086
Net transfers(1)                                       (90)        1,281        (8,255)            48       (11,130)
Contract terminations:
  Surrender benefits and contract charges          (66,889)      (24,661)      (24,797)      (175,062)      (84,891)
  Death benefits                                    (4,008)         (277)         (446)          (401)       (3,692)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   298,798        64,953        50,439        245,609       319,505
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 VA           CL IA         CL IB         CL IA         CL IB
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $ 15,743      $  3,942      $  14,472     $    880     $      217
Net realized gain (loss) on sales of
investments                                         (8,508)       (1,473)        (9,360)        (659)        10,398
Distributions from capital gains                        --            --             --       51,226        156,292
Net change in unrealized appreciation or
depreciation of investments                         (9,711)          371          3,949      (70,699)      (218,690)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           (2,476)        2,840          9,061      (19,252)       (51,783)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                             811            --          1,139           --            672
Net transfers(1)                                     1,719           129            820          261        (46,055)
Adjustments to net assets allocated to
contracts in payment period                             --            --             --           --             --
Contract terminations:
  Surrender benefits and contract charges          (73,459)      (13,996)      (172,790)     (77,015)      (310,716)
  Death benefits                                    (1,608)           --         (3,402)          --        (46,174)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (72,537)      (13,867)      (174,233)     (76,754)      (402,273)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    274,726       112,562        403,055      354,141      1,122,634
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $199,713      $101,535      $ 237,883     $258,135     $  668,578
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             194,822        78,399        275,312      224,003        804,183
Contract purchase payments                             563            --            772           --            415
Net transfers(1)                                     1,112            15            447           (9)       (35,993)
Contract terminations:
  Surrender benefits and contract charges          (51,648)       (9,643)      (116,028)     (48,336)      (226,768)
  Death benefits                                    (1,132)           --         (2,298)          --        (27,236)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   143,717        68,771        158,205      175,658        514,601
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL IA         CL IB         CL IA         CL IB          BAL
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $  9,020      $ 11,772      $ (1,028)     $  (8,005)    $  12,096
Net realized gain (loss) on sales of
investments                                         (5,869)       (8,314)       (4,524)       (56,511)       (9,170)
Distributions from capital gains                        --            --            --             --        19,244
Net change in unrealized appreciation or
depreciation of investments                           (445)         (535)        9,613         88,029       (17,272)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            2,706         2,923         4,061         23,513         4,898
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              --           330            --          1,018           420
Net transfers(1)                                        37           282            54        (42,434)         (518)
Adjustments to net assets allocated to
contracts in payment period                             --            --            --             --            --
Contract terminations:
  Surrender benefits and contract charges          (21,780)      (41,119)      (22,130)       (95,348)     (219,461)
  Death benefits                                        --        (3,383)           --         (2,385)         (588)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (21,743)      (43,890)      (22,076)      (139,149)     (220,147)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    141,562       184,326        91,881        604,822       968,171
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $122,525      $143,359      $ 73,866      $ 489,186     $ 752,922
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             103,810       125,149        73,881        527,872       737,335
Contract purchase payments                              --           218            --            882           316
Net transfers(1)                                        (5)          128           (30)       (36,323)           (3)
Contract terminations:
  Surrender benefits and contract charges          (15,627)      (27,247)      (17,085)       (80,222)     (165,328)
  Death benefits                                        --        (2,260)           --         (2,009)         (435)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    88,178        95,988        56,766        410,200       571,885
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        RVS VP        RVS VP        THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CASH MGMT     DIV BOND       DYN EQ      MID CAP GRO    INTL OPP
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                  $   35,221    $  162,733    $     (497)    $ (2,302)     $   (477)
Net realized gain (loss) on sales of
investments                                              (5)      (11,852)       27,368        1,454        10,172
Distributions from capital gains                         --            --         5,768        1,718            --
Net change in unrealized appreciation or
depreciation of investments                            (218)       30,678       (10,698)      19,661         2,163
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            34,998       181,559        21,941       20,531        11,858
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                          443,832     2,619,364         2,048        1,884         2,561
Net transfers(1)                                  1,063,472       108,310       (87,528)      (1,685)      (11,828)
Adjustments to net assets allocated to
contracts in payment period                              --            --            --           --            --
Contract terminations:
  Surrender benefits and contract charges          (985,207)     (189,336)      (99,762)     (50,726)      (37,660)
  Death benefits                                     (2,313)       (5,239)      (20,238)        (602)         (740)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      519,784     2,533,099      (205,480)     (51,129)      (47,667)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     674,102     3,257,549     1,058,378      178,687       124,815
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,228,884    $5,972,207    $  874,839     $148,089      $ 89,006
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              626,399     2,953,080       867,396      186,272        92,109
Contract purchase payments                          417,873     2,418,592           971        1,777         1,259
Net transfers(1)                                  1,006,906       102,446       (67,844)      (1,493)       (8,087)
Contract terminations:
  Surrender benefits and contract charges          (921,857)     (159,873)      (78,823)     (48,497)      (25,909)
  Death benefits                                     (2,060)       (4,461)      (16,294)        (569)         (510)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,127,261     5,309,784       705,406      137,490        58,862
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


--------------------------------------------------------------------------------
16 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of RiverSource Life Insurance Co. of New York (RiverSource Life of NY) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity contracts issued by RiverSource Life of NY.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity and the corresponding subaccount name are provided below.

SUBACCOUNT                      FUND
-------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I           AIM V.I. Core Equity Fund, Series I Shares
AIM VI Intl Gro, Ser I          AIM V.I. International Growth Fund, Series I Shares
AC VP Inc & Gro, Cl I           American Century VP Income & Growth, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Janus Aspen Bal, Inst           Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen World, Inst         Janus Aspen Series Worldwide Portfolio: Institutional Shares
                                  (previously Janus Aspen Series Worldwide Growth Portfolio:
                                  Institutional Shares)
NACM Sm Cap                     NACM Small Cap Portfolio
                                  (previously OpCap Small Cap Portfolio)
OpCap Eq                        OpCap Equity Portfolio(1)
OpCap Managed                   OpCap Managed Portfolio
Oppen Cap Appr VA               Oppenheimer Capital Appreciation Fund/VA
Oppen Hi Inc VA                 Oppenheimer High Income Fund/VA
Put VT Div Inc, Cl IA           Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB           Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA         Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB         Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA          Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares
Put VT Voyager, Cl IB           Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                      RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                 RVST RiverSource Variable Portfolio - Diversified Bond Fund
RVS VP Dyn Eq                   RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                  (previously RVST RiverSource Variable Portfolio - Large Cap
                                  Equity Fund)
RVS VP Mid Cap Gro              RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
THDL VP Intl Opp                RVST Threadneedle Variable Portfolio - International Opportunity
                                  Fund
=================================================================================================





 (1)OpCap Equity Portfolio liquidated on April 24, 2009.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value,

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  17
establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.

Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual subaccount basis.


--------------------------------------------------------------------------------
18 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 0.800% to 0.150%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:

SUBACCOUNT                      FUND                                                          PURCHASES
-------------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I           AIM V.I. Core Equity Fund, Series I Shares                   $   13,493
AIM VI Intl Gro, Ser I          AIM V.I. International Growth Fund, Series I Shares               2,211
AC VP Inc & Gro, Cl I           American Century VP Income & Growth, Class I                     19,718
AC VP Val, Cl I                 American Century VP Value, Class I                               15,241
Janus Aspen Bal, Inst           Janus Aspen Series Balanced Portfolio: Institutional
                                  Shares                                                        141,300
Janus Aspen World, Inst         Janus Aspen Series Worldwide Portfolio: Institutional
                                  Shares                                                          3,208
NACM Sm Cap                     NACM Small Cap Portfolio                                         26,063
OpCap Eq                        OpCap Equity Portfolio                                           11,322
OpCap Managed                   OpCap Managed Portfolio                                          21,535
Oppen Cap Appr VA               Oppenheimer Capital Appreciation Fund/VA                          2,824
Oppen Hi Inc VA                 Oppenheimer High Income Fund/VA                                   8,752
Put VT Div Inc, Cl IA           Putnam VT Diversified Income Fund - Class IA Shares               5,159
Put VT Div Inc, Cl IB           Putnam VT Diversified Income Fund - Class IB Shares              16,038
Put VT Gro & Inc, Cl IA         Putnam VT Growth and Income Fund - Class IA Shares               39,661
Put VT Gro & Inc, Cl IB         Putnam VT Growth and Income Fund - Class IB Shares               94,868
Put VT Hi Yield, Cl IA          Putnam VT High Yield Fund - Class IA Shares                       9,228
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares                      13,347
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares                  175
Put VT Voyager, Cl IB           Putnam VT Voyager Fund - Class IB Shares                            704
RVS VP Bal                      RVST RiverSource Variable Portfolio - Balanced Fund              43,376
RVS VP Cash Mgmt                RVST RiverSource Variable Portfolio - Cash Management Fund      234,578
RVS VP Div Bond                 RVST RiverSource Variable Portfolio - Diversified Bond
                                  Fund                                                        2,050,262
RVS VP Dyn Eq                   RVST RiverSource Variable Portfolio - Dynamic Equity Fund       131,663
RVS VP Mid Cap Gro              RVST RiverSource Variable Portfolio - Mid Cap Growth Fund         1,506
THDL VP Intl Opp                RVST Threadneedle Variable Portfolio - International
                                  Opportunity Fund                                                2,085
=======================================================================================================






--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  19

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2008:

                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
                                                    SER I         SER I         CL I          CL I        BAL, INST
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $  --
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --            --
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.30%                                                  --            --            --            --            --
1.35%                                                  --            --            --            --            --
1.40%                                                0.94          1.10          0.87          1.27          1.53
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------




                                                 JANUS ASPEN      NACM          OPCAP         OPCAP       OPPEN CAP
                                                 WORLD, INST     SM CAP          EQ          MANAGED       APPR VA
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $  --
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --            --
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.30%                                                  --            --            --            --            --
1.35%                                                  --            --            --            --            --
1.40%                                                0.77          1.31          0.83          0.97          0.88
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------




                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
                                                     VA           CL IA         CL IB         CL IA         CL IB
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $1.00
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --          0.99
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --          0.98
1.30%                                                  --            --            --            --          0.98
1.35%                                                  --            --            --            --          0.98
1.40%                                                0.29          1.00          1.03          0.89          0.76
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --          0.96
1.65%                                                  --            --            --            --          0.96
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
20 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
                                                    CL IA         CL IB         CL IA         CL IB          BAL
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $  --
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --            --
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.30%                                                  --            --            --            --            --
1.35%                                                  --            --            --            --            --
1.40%                                                1.01          1.09          0.79          0.74          0.91
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------




                                                   RVS VP        RVS VP        RVS VP        RVS VP        THDL VP
                                                  CASH MGMT     DIV BOND       DYN EQ      MID CAP GRO    INTL OPP
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $1.09         $1.05         $0.63         $  --         $  --
1.05%                                                1.07          1.01          0.67          0.64          0.78
1.10%                                                1.09          1.05          0.63            --            --
1.15%                                                1.10          1.01          0.72          0.69          0.96
1.20%                                                1.07          1.00          0.66          0.64          0.77
1.25%                                                1.08          1.04          0.63          0.64          0.77
1.30%                                                1.08          1.04          0.71          0.68          0.95
1.35%                                                1.07          1.03          0.71          0.68          0.95
1.40%                                                1.15          1.18          0.70          0.58          0.88
1.50%                                                1.08          0.99          0.71          0.68          0.95
1.55%                                                1.06          1.02          0.70          0.67          0.94
1.65%                                                1.05          1.01          0.62            --            --
1.70%                                                1.07          0.99          0.70          0.67          0.94
1.80%                                                1.01          0.93          0.54            --          0.58
1.90%                                                1.01          0.93          0.54            --          0.58
2.00%                                                1.01          0.93          0.54            --          0.58
--------------------------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2008:

                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
                                                    SER I         SER I         CL I          CL I        BAL, INST
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                                   --           --            --            --             --
1.05%                                                   --           --            --            --             --
1.10%                                                   --           --            --            --             --
1.15%                                                   --           --            --            --             --
1.20%                                                   --           --            --            --             --
1.25%                                                   --           --            --            --             --
1.30%                                                   --           --            --            --             --
1.35%                                                   --           --            --            --             --
1.40%                                              443,665       53,456        80,258        56,156        653,146
1.50%                                                   --           --            --            --             --
1.55%                                                   --           --            --            --             --
1.65%                                                   --           --            --            --             --
1.70%                                                   --           --            --            --             --
1.80%                                                   --           --            --            --             --
1.90%                                                   --           --            --            --             --
2.00%                                                   --           --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              443,665       53,456        80,258        56,156        653,146
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  21

                                                 JANUS ASPEN      NACM          OPCAP         OPCAP       OPPEN CAP
                                                 WORLD, INST     SM CAP          EQ          MANAGED       APPR VA
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                                   --           --            --             --            --
1.05%                                                   --           --            --             --            --
1.10%                                                   --           --            --             --            --
1.15%                                                   --           --            --             --            --
1.20%                                                   --           --            --             --            --
1.25%                                                   --           --            --             --            --
1.30%                                                   --           --            --             --            --
1.35%                                                   --           --            --             --            --
1.40%                                              188,964       45,837        36,743        128,333       197,725
1.50%                                                   --           --            --             --            --
1.55%                                                   --           --            --             --            --
1.65%                                                   --           --            --             --            --
1.70%                                                   --           --            --             --            --
1.80%                                                   --           --            --             --            --
1.90%                                                   --           --            --             --            --
2.00%                                                   --           --            --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              188,964       45,837        36,743        128,333       197,725
--------------------------------------------------------------------------------------------------------------------




                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
                                                     VA           CL IA         CL IB         CL IA         CL IB
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                                  --            --            --             --        11,067
1.05%                                                  --            --            --             --            --
1.10%                                                  --            --            --             --            --
1.15%                                                  --            --            --             --            --
1.20%                                                  --            --            --             --            --
1.25%                                                  --            --            --             --         3,367
1.30%                                                  --            --            --             --            --
1.35%                                                  --            --            --             --        16,877
1.40%                                              66,405        49,856        95,722        123,581       249,191
1.50%                                                  --            --            --             --            --
1.55%                                                  --            --            --             --         7,332
1.65%                                                  --            --            --             --            --
1.70%                                                  --            --            --             --            --
1.80%                                                  --            --            --             --            --
1.90%                                                  --            --            --             --            --
2.00%                                                  --            --            --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              66,405        49,856        95,722        123,581       287,834
--------------------------------------------------------------------------------------------------------------------




                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
                                                    CL IA         CL IB         CL IA         CL IB          BAL
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                                  --            --            --             --            --
1.05%                                                  --            --            --             --            --
1.10%                                                  --            --            --             --            --
1.15%                                                  --            --            --             --            --
1.20%                                                  --            --            --             --            --
1.25%                                                  --            --            --             --            --
1.30%                                                  --            --            --             --            --
1.35%                                                  --            --            --             --            --
1.40%                                              55,563        69,851        33,028        230,385       390,489
1.50%                                                  --            --            --             --            --
1.55%                                                  --            --            --             --            --
1.65%                                                  --            --            --             --            --
1.70%                                                  --            --            --             --            --
1.80%                                                  --            --            --             --            --
1.90%                                                  --            --            --             --            --
2.00%                                                  --            --            --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              55,563        69,851        33,028        230,385       390,489
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
22 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

                                                   RVS VP        RVS VP        RVS VP        RVS VP        THDL VP
                                                  CASH MGMT     DIV BOND       DYN EQ      MID CAP GRO    INTL OPP
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                                96,246         7,769           --           --            --
1.05%                                                81,018       826,929           --           --            --
1.10%                                                    --       203,888           --           --            --
1.15%                                                10,808        93,671       86,075           --            --
1.20%                                                57,770       714,034           --           --            --
1.25%                                                 5,141       461,601           --           --            --
1.30%                                                17,104        85,647       65,597           --            --
1.35%                                               213,124     1,125,529      236,100           --            --
1.40%                                               149,142       597,777      149,242       89,195        41,354
1.50%                                               315,950       736,075       91,355           --            --
1.55%                                                20,726       294,625        9,374           --            --
1.65%                                                81,029        27,705        2,552           --            --
1.70%                                                 5,979       569,067        1,327           --            --
1.80%                                                    --            --           --           --            --
1.90%                                                 5,139        25,857           --           --            --
2.00%                                                    --            --           --           --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             1,059,176     5,770,174      641,622       89,195        41,354
--------------------------------------------------------------------------------------------------------------------



The following is a summary of net assets at Dec. 31, 2008:

                                                   AIM VI        AIM VI         AC VP         AC VP
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,       JANUS ASPEN
                                                    SER I         SER I         CL I          CL I        BAL, INST
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                             $     --       $    --       $    --       $    --      $     --
1.05%                                                   --            --            --            --            --
1.10%                                                   --            --            --            --            --
1.15%                                                   --            --            --            --            --
1.20%                                                   --            --            --            --            --
1.25%                                                   --            --            --            --            --
1.30%                                                   --            --            --            --            --
1.35%                                                   --            --            --            --            --
1.40%                                              416,991        58,706        69,977        71,546       996,786
1.50%                                                   --            --            --            --            --
1.55%                                                   --            --            --            --            --
1.65%                                                   --            --            --            --            --
1.70%                                                   --            --            --            --            --
1.80%                                                   --            --            --            --            --
1.90%                                                   --            --            --            --            --
2.00%                                                   --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             $416,991       $58,706       $69,977       $71,546      $996,786
--------------------------------------------------------------------------------------------------------------------




                                                 JANUS ASPEN      NACM          OPCAP         OPCAP       OPPEN CAP
                                                 WORLD, INST     SM CAP          EQ          MANAGED       APPR VA
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                             $     --       $    --       $    --      $     --      $     --
1.05%                                                   --            --            --            --            --
1.10%                                                   --            --            --            --            --
1.15%                                                   --            --            --            --            --
1.20%                                                   --            --            --            --            --
1.25%                                                   --            --            --            --            --
1.30%                                                   --            --            --            --            --
1.35%                                                   --            --            --            --            --
1.40%                                              146,325        59,953        30,604       124,811       174,722
1.50%                                                   --            --            --            --            --
1.55%                                                   --            --            --            --            --
1.65%                                                   --            --            --            --            --
1.70%                                                   --            --            --            --            --
1.80%                                                   --            --            --            --            --
1.90%                                                   --            --            --            --            --
2.00%                                                   --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             $146,325       $59,953       $30,604      $124,811      $174,722
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  23

                                                                 PUT VT        PUT VT        PUT VT        PUT VT
                                                  OPPEN HI      DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
                                                   INC VA         CL IA         CL IB         CL IA         CL IB
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                              $    --       $    --       $    --      $     --      $ 11,025
1.05%                                                   --            --            --            --            --
1.10%                                                   --            --            --            --            57
1.15%                                                   --            --            --            --            --
1.20%                                                   --            --            --            --            --
1.25%                                                   --            --            --            --         3,306
1.30%                                                   --            --            --            --            69
1.35%                                                   --            --            --            --        16,475
1.40%                                               19,406        50,086        98,188       110,011       189,640
1.50%                                                   --            --            --            --            --
1.55%                                                   --            --            --            --         7,075
1.65%                                                   --            --            --            --            67
1.70%                                                   --            --            --            --            --
1.80%                                                   --            --            --            --            --
1.90%                                                   --            --            --            --            --
2.00%                                                   --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              $19,406       $50,086       $98,188      $110,011      $227,714
--------------------------------------------------------------------------------------------------------------------




                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
                                                    CL IA         CL IB         CL IA         CL IB          BAL
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                              $    --       $    --       $    --      $     --      $     --
1.05%                                                   --            --            --            --            --
1.10%                                                   --            --            --            --            --
1.15%                                                   --            --            --            --            --
1.20%                                                   --            --            --            --            --
1.25%                                                   --            --            --            --            --
1.30%                                                   --            --            --            --            --
1.35%                                                   --            --            --            --            --
1.40%                                               56,333        76,054        26,012       170,593       355,491
1.50%                                                   --            --            --            --            --
1.55%                                                   --            --            --            --            --
1.65%                                                   --            --            --            --            --
1.70%                                                   --            --            --            --            --
1.80%                                                   --            --            --            --            --
1.90%                                                   --            --            --            --            --
2.00%                                                   --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              $56,333       $76,054       $26,012      $170,593      $355,491
--------------------------------------------------------------------------------------------------------------------




                                                   RVS VP        RVS VP        RVS VP        RVS VP        THDL VP
                                                  CASH MGMT     DIV BOND       DYN EQ      MID CAP GRO    INTL OPP
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                            $  105,303    $    8,176     $     64       $    --       $    --
1.05%                                                86,660       833,882           67            50            58
1.10%                                                 1,999       214,382           63            --            --
1.15%                                                11,860        94,371       61,676            35            49
1.20%                                                61,569       717,222           67            50            58
1.25%                                                 5,547       479,139           62            50            58
1.30%                                                18,400        88,544       46,714            35            49
1.35%                                               228,663     1,162,635      167,777            35            49
1.40%                                               171,452       705,810      104,397        52,018        36,314
1.50%                                               341,926       731,645       64,518            35            48
1.55%                                                21,994       301,175        6,606            35            47
1.65%                                                85,430        28,060        1,585            --            --
1.70%                                                 7,490       561,020          929            35            47
1.80%                                                 2,020         1,862           66            --            42
1.90%                                                 5,180        24,033           66            --            42
2.00%                                                 2,015         1,858           66            --            42
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,157,508    $5,953,814     $454,723       $52,378       $36,903
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
24 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2008 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2008          444   $0.94  to  $0.94     $417          1.97%    1.40%   to  1.40%   (31.12%)   to  (31.12%)
2007          591   $1.36  to  $1.36     $806          1.04%    1.40%   to  1.40%     6.61%    to    6.61%
2006          719   $1.28  to  $1.28     $920          0.59%    1.40%   to  1.40%    15.09%    to   15.09%
2005          540   $1.11  to  $1.11     $600          1.42%    1.40%   to  1.40%     3.85%    to    3.85%
2004          627   $1.07  to  $1.07     $671          0.89%    1.40%   to  1.40%     7.45%    to    7.45%
---------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER I
2008           53   $1.10  to  $1.10      $59          0.49%    1.40%   to  1.40%   (41.21%)   to  (41.21%)
2007           77   $1.87  to  $1.87     $143          0.38%    1.40%   to  1.40%    13.12%    to   13.12%
2006          103   $1.65  to  $1.65     $170          0.88%    1.40%   to  1.40%    26.46%    to   26.46%
2005          154   $1.31  to  $1.31     $201          0.58%    1.40%   to  1.40%    16.29%    to   16.29%
2004          207   $1.12  to  $1.12     $232          0.62%    1.40%   to  1.40%    22.28%    to   22.28%
---------------------------------------------------------------------------------------------------------------
AC VP INC & GRO, CL I
2008           80   $0.87  to  $0.87      $70          2.23%    1.40%   to  1.40%   (35.50%)   to  (35.50%)
2007          119   $1.35  to  $1.35     $161          1.92%    1.40%   to  1.40%    (1.46%)   to   (1.46%)
2006          190   $1.37  to  $1.37     $262          1.88%    1.40%   to  1.40%    15.47%    to   15.47%
2005          239   $1.19  to  $1.19     $284          2.09%    1.40%   to  1.40%     3.18%    to    3.18%
2004          256   $1.15  to  $1.15     $295          1.49%    1.40%   to  1.40%    11.42%    to   11.42%
---------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2008           56   $1.27  to  $1.27      $72          2.51%    1.40%   to  1.40%   (27.80%)   to  (27.80%)
2007           66   $1.76  to  $1.76     $116          1.67%    1.40%   to  1.40%    (6.46%)   to   (6.46%)
2006           81   $1.89  to  $1.89     $154          1.56%    1.40%   to  1.40%    17.01%    to   17.01%
2005          136   $1.61  to  $1.61     $219          0.90%    1.40%   to  1.40%     3.58%    to    3.58%
2004          144   $1.56  to  $1.56     $225          1.04%    1.40%   to  1.40%    12.74%    to   12.74%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN BAL, INST
2008          653   $1.53  to  $1.53     $997          2.42%    1.40%   to  1.40%   (17.01%)   to  (17.01%)
2007        1,090   $1.84  to  $1.84   $2,003          2.40%    1.40%   to  1.40%     8.99%    to    8.99%
2006        1,482   $1.69  to  $1.69   $2,499          2.03%    1.40%   to  1.40%     9.18%    to    9.18%
2005        2,071   $1.54  to  $1.54   $3,198          2.23%    1.40%   to  1.40%     6.45%    to    6.45%
2004        2,464   $1.45  to  $1.45   $3,575          2.16%    1.40%   to  1.40%     7.02%    to    7.02%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLD, INST
2008          189   $0.77  to  $0.77     $146          1.09%    1.40%   to  1.40%   (45.43%)   to  (45.43%)
2007          299   $1.41  to  $1.41     $423          0.72%    1.40%   to  1.40%     8.10%    to    8.10%
2006          369   $1.31  to  $1.31     $483          1.70%    1.40%   to  1.40%    16.57%    to   16.57%
2005          468   $1.12  to  $1.12     $526          1.37%    1.40%   to  1.40%     4.40%    to    4.40%
2004          558   $1.07  to  $1.07     $600          1.00%    1.40%   to  1.40%     3.32%    to    3.32%
---------------------------------------------------------------------------------------------------------------
NACM SM CAP
2008           46   $1.31  to  $1.31      $60             --    1.40%   to  1.40%   (42.45%)   to  (42.45%)
2007           65   $2.27  to  $2.27     $148             --    1.40%   to  1.40%    (0.83%)   to   (0.83%)
2006           87   $2.29  to  $2.29     $199             --    1.40%   to  1.40%    22.36%    to   22.36%
2005          111   $1.87  to  $1.87     $207             --    1.40%   to  1.40%    (1.33%)   to   (1.33%)
2004          121   $1.90  to  $1.90     $229          0.05%    1.40%   to  1.40%    16.24%    to   16.24%
---------------------------------------------------------------------------------------------------------------
OPCAP EQ
2008           37   $0.83  to  $0.83      $31          0.81%    1.40%   to  1.40%   (39.67%)   to  (39.67%)
2007           50   $1.38  to  $1.38      $70          0.60%    1.40%   to  1.40%     2.65%    to    2.65%
2006           84   $1.35  to  $1.35     $113          0.45%    1.40%   to  1.40%    13.68%    to   13.68%
2005          110   $1.18  to  $1.18     $131          0.43%    1.40%   to  1.40%     5.56%    to    5.56%
2004          118   $1.12  to  $1.12     $132          1.02%    1.40%   to  1.40%    10.37%    to   10.37%
---------------------------------------------------------------------------------------------------------------
OPCAP MANAGED
2008          128   $0.97  to  $0.97     $125          2.90%    1.40%   to  1.40%   (30.67%)   to  (30.67%)
2007          246   $1.40  to  $1.40     $345          2.10%    1.40%   to  1.40%     1.51%    to    1.51%
2006          421   $1.38  to  $1.38     $581          1.90%    1.40%   to  1.40%     8.13%    to    8.13%
2005          614   $1.28  to  $1.28     $784          1.27%    1.40%   to  1.40%     3.82%    to    3.82%
2004          736   $1.23  to  $1.23     $906          1.56%    1.40%   to  1.40%     9.23%    to    9.23%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  25

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA
2008          198   $0.88  to  $0.88     $175          0.16%    1.40%   to  1.40%   (46.28%)   to  (46.28%)
2007          320   $1.64  to  $1.64     $526          0.23%    1.40%   to  1.40%    12.55%    to   12.55%
2006          418   $1.46  to  $1.46     $611          0.40%    1.40%   to  1.40%     6.45%    to    6.45%
2005          524   $1.37  to  $1.37     $719          0.96%    1.40%   to  1.40%     3.64%    to    3.64%
2004          586   $1.32  to  $1.32     $776          0.32%    1.40%   to  1.40%     5.45%    to    5.45%
---------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA
2008           66   $0.29  to  $0.29      $19          8.12%    1.40%   to  1.40%   (78.97%)   to  (78.97%)
2007          144   $1.39  to  $1.39     $200          7.66%    1.40%   to  1.40%    (1.50%)   to   (1.50%)
2006          195   $1.41  to  $1.41     $275          7.76%    1.40%   to  1.40%     7.91%    to    7.91%
2005          247   $1.31  to  $1.31     $322          6.88%    1.40%   to  1.40%     0.90%    to    0.90%
2004          266   $1.30  to  $1.30     $345          6.20%    1.40%   to  1.40%     7.45%    to    7.45%
---------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IA
2008           50   $1.00  to  $1.00      $50          6.60%    1.40%   to  1.40%   (31.96%)   to  (31.96%)
2007           69   $1.48  to  $1.48     $102          5.08%    1.40%   to  1.40%     2.74%    to    2.74%
2006           78   $1.44  to  $1.44     $113          6.62%    1.40%   to  1.40%     5.13%    to    5.13%
2005          117   $1.37  to  $1.37     $160          9.03%    1.40%   to  1.40%     1.85%    to    1.85%
2004          240   $1.34  to  $1.34     $322          9.48%    1.40%   to  1.40%     8.06%    to    8.06%
---------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IB
2008           96   $1.03  to  $1.03      $98          6.87%    1.40%   to  1.40%   (31.78%)   to  (31.78%)
2007          158   $1.50  to  $1.50     $238          5.42%    1.40%   to  1.40%     2.68%    to    2.68%
2006          275   $1.46  to  $1.46     $403          6.03%    1.40%   to  1.40%     4.82%    to    4.82%
2005          358   $1.40  to  $1.40     $500          7.29%    1.40%   to  1.40%     1.62%    to    1.62%
2004          412   $1.37  to  $1.37     $566          9.36%    1.40%   to  1.40%     7.69%    to    7.69%
---------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IA
2008          124   $0.89  to  $0.89     $110          2.72%    1.40%   to  1.40%   (39.42%)   to  (39.42%)
2007          176   $1.47  to  $1.47     $258          1.67%    1.40%   to  1.40%    (7.11%)   to   (7.11%)
2006          224   $1.58  to  $1.58     $354          4.54%    1.40%   to  1.40%    14.58%    to   14.58%
2005          350   $1.38  to  $1.38     $482          2.16%    1.40%   to  1.40%     4.04%    to    4.04%
2004          558   $1.33  to  $1.33     $740          1.86%    1.40%   to  1.40%     9.82%    to    9.82%
---------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2008          288   $1.00  to  $0.96     $228          2.36%    1.00%   to  1.65%   (39.31%)   to  (39.71%)
2007          515   $1.64  to  $1.59     $669          1.40%    1.00%   to  1.65%    (6.98%)   to   (7.58%)
2006          804   $1.76  to  $1.72   $1,123          1.66%    1.00%   to  1.65%    14.76%    to   14.02%
2005        1,070   $1.54  to  $1.51   $1,296          1.64%    1.00%   to  1.65%     4.18%    to    3.51%
2004        1,332   $1.48  to  $1.46   $1,549          1.58%    1.00%   to  1.65%    10.01%    to    9.29%
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IA
2008           56   $1.01  to  $1.01      $56         10.34%    1.40%   to  1.40%   (27.04%)   to  (27.04%)
2007           88   $1.39  to  $1.39     $123          8.05%    1.40%   to  1.40%     1.87%    to    1.87%
2006          104   $1.36  to  $1.36     $142          9.19%    1.40%   to  1.40%     9.07%    to    9.07%
2005          170   $1.25  to  $1.25     $212          9.99%    1.40%   to  1.40%     2.04%    to    2.04%
2004          304   $1.23  to  $1.23     $373          8.43%    1.40%   to  1.40%     9.45%    to    9.45%
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2008           70   $1.09  to  $1.09      $76         10.27%    1.40%   to  1.40%   (27.10%)   to  (27.10%)
2007           96   $1.49  to  $1.49     $143          8.30%    1.40%   to  1.40%     1.36%    to    1.36%
2006          125   $1.47  to  $1.47     $184          8.48%    1.40%   to  1.40%     9.00%    to    9.00%
2005          187   $1.35  to  $1.35     $252          8.21%    1.40%   to  1.40%     1.67%    to    1.67%
2004          207   $1.33  to  $1.33     $275          8.35%    1.40%   to  1.40%     9.01%    to    9.01%
---------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2008           33   $0.79  to  $0.79      $26          0.35%    1.40%   to  1.40%   (39.47%)   to  (39.47%)
2007           57   $1.30  to  $1.30      $74          0.17%    1.40%   to  1.40%     4.54%    to    4.54%
2006           74   $1.24  to  $1.24      $92          0.19%    1.40%   to  1.40%     7.32%    to    7.32%
2005          123   $1.16  to  $1.16     $143          0.44%    1.40%   to  1.40%     8.80%    to    8.80%
2004          206   $1.07  to  $1.07     $219             --    1.40%   to  1.40%     9.03%    to    9.03%
---------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER, CL IB
2008          230   $0.74  to  $0.74     $171             --    1.40%   to  1.40%   (37.91%)   to  (37.91%)
2007          410   $1.19  to  $1.19     $489             --    1.40%   to  1.40%     4.05%    to    4.05%
2006          528   $1.15  to  $1.15     $605          0.12%    1.40%   to  1.40%     3.97%    to    3.97%
2005          760   $1.10  to  $1.10     $838          0.68%    1.40%   to  1.40%     4.23%    to    4.23%
2004          883   $1.06  to  $1.06     $933          0.26%    1.40%   to  1.40%     3.57%    to    3.57%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
RVS VP BAL
2008          390   $0.91  to  $0.91     $355          0.25%    1.40%   to  1.40%   (30.89%)   to  (30.89%)
2007          572   $1.32  to  $1.32     $753          2.81%    1.40%   to  1.40%     0.32%    to    0.32%
2006          737   $1.31  to  $1.31     $968          2.43%    1.40%   to  1.40%    12.80%    to   12.80%
2005        1,170   $1.16  to  $1.16   $1,362          2.55%    1.40%   to  1.40%     2.48%    to    2.48%
2004        1,724   $1.14  to  $1.14   $1,958          2.26%    1.40%   to  1.40%     8.07%    to    8.07%
---------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2008        1,059   $1.09  to  $1.01   $1,158          2.28%    1.00%   to  2.00%     1.25%    to    0.24%
2007        1,127   $1.08  to  $1.00   $1,229          4.72%    1.00%   to  2.00%     3.71%    to    0.47%(7)
2006          626   $1.04  to  $1.04     $674          4.36%    1.00%   to  1.70%     3.46%    to    2.73%
2005          872   $1.01  to  $1.01     $903          2.66%    1.00%   to  1.70%     1.59%    to    0.88%
2004          378   $0.99  to  $1.00     $383          0.99%    1.00%   to  1.70%    (0.28%)   to   (0.04%)(4)
---------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2008        5,770   $1.05  to  $0.93   $5,954          0.41%    1.00%   to  2.00%    (7.25%)   to   (8.17%)
2007        5,310   $1.14  to  $1.01   $5,972          4.75%    1.00%   to  2.00%     4.15%    to    1.07%(7)
2006        2,953   $1.09  to  $1.04   $3,258          4.40%    1.00%   to  1.70%     3.38%    to    2.66%
2005        1,275   $1.05  to  $1.01   $1,422          3.71%    1.00%   to  1.70%     1.11%    to    0.42%
2004        1,385   $1.04  to  $1.00   $1,546          3.84%    1.00%   to  1.70%     3.45%    to    0.40%(4)
---------------------------------------------------------------------------------------------------------------
RVS VP DYN EQ
2008          642   $0.63  to  $0.54     $455          0.23%    1.00%   to  2.00%   (42.74%)   to  (43.31%)
2007          705   $1.10  to  $0.95     $875          1.32%    1.00%   to  2.00%     1.90%    to   (6.47%)(7)
2006          867   $1.08  to  $1.22   $1,058          1.19%    1.00%   to  1.70%     8.36%(5) to   13.35%
2005          892   $1.08  to  $1.07     $957          1.16%    1.15%   to  1.70%     4.96%    to    4.39%
2004          568   $1.03  to  $1.03     $578          0.89%    1.15%   to  1.70%     3.13%(4) to    3.06%(4)
---------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2008           89   $0.64  to  $0.67      $52          0.02%    1.05%   to  1.70%   (45.43%)   to  (45.78%)
2007          137   $1.18  to  $1.24     $148          0.06%    1.05%   to  1.70%    12.54%    to   11.82%
2006          186   $1.05  to  $1.11     $179          0.26%    1.05%   to  1.70%     6.71%(6) to   (1.75%)
2005           --   $1.13  to  $1.12       --             --    1.15%   to  1.70%     8.86%    to    8.27%
2004           --   $1.04  to  $1.04       --             --    1.15%   to  1.70%     4.05%(4) to    3.98%(4)
---------------------------------------------------------------------------------------------------------------
THDL VP INTL OPP
2008           41   $0.78  to  $0.58      $37          2.28%    1.05%   to  2.00%   (41.06%)   to  (41.61%)
2007           59   $1.32  to  $1.00      $89          0.95%    1.05%   to  2.00%    11.49%    to   (2.08%)(7)
2006           92   $1.18  to  $1.45     $125          1.80%    1.05%   to  1.70%    19.01%(6) to   22.08%
2005          137   $1.19  to  $1.18     $151          1.36%    1.15%   to  1.70%    12.57%    to   11.95%
2004          182   $1.06  to  $1.06     $179          1.09%    1.15%   to  1.70%     6.05%(4) to    5.98%(4)
---------------------------------------------------------------------------------------------------------------



 (1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
 (2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
 (4)New price level operations commenced on Nov. 15, 2004.
 (5)New price level operations commenced on March 17, 2006.
 (6)New price level operations commenced on June 19, 2006.
 (7)New price level operations commenced on Oct. 1, 2007.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  27

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                       2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.36   $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52   $1.15
Accumulation unit value at end of
period                                   $0.94   $1.36   $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52
Number of accumulation units
outstanding at end of period (000
omitted)                                   444     591     719     540     627     775     866     932     724     381
------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.87   $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59   $1.04
Accumulation unit value at end of
period                                   $1.10   $1.87   $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59
Number of accumulation units
outstanding at end of period (000
omitted)                                    53      77     103     154     207     258     270     344     266     230
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/04/1998)
Accumulation unit value at
beginning of period                      $1.35   $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28   $1.10
Accumulation unit value at end of
period                                   $0.87   $1.35   $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28
Number of accumulation units
outstanding at end of period (000
omitted)                                    80     119     190     239     256     318     389     403     278     180
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/04/1998)
Accumulation unit value at
beginning of period                      $1.76   $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97   $1.00
Accumulation unit value at end of
period                                   $1.27   $1.76   $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                                    56      66      81     136     144     168     184     192     199     116
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.84   $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44   $1.15
Accumulation unit value at end of
period                                   $1.53   $1.84   $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44
Number of accumulation units
outstanding at end of period (000
omitted)                                   653   1,090   1,482   2,071   2,464   2,892   3,214   3,536   3,145   1,783
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
(PREVIOUSLY JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at
beginning of period                      $1.41   $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82   $1.12
Accumulation unit value at end of
period                                   $0.77   $1.41   $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82
Number of accumulation units
outstanding at end of period (000
omitted)                                   189     299     369     468     558     636     677     746     648     280
------------------------------------------------------------------------------------------------------------------------
NACM SMALL CAP PORTFOLIO (11/04/1998)
(PREVIOUSLY OPCAP SMALL CAP PORTFOLIO)
Accumulation unit value at
beginning of period                      $2.27   $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99   $1.02
Accumulation unit value at end of
period                                   $1.31   $2.27   $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                    46      65      87     111     121     154     148     177     187     125
------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO* (11/04/1998)
Accumulation unit value at
beginning of period                      $1.38   $1.35   $1.18   $1.12   $1.02   $0.80   $1.03   $1.13   $1.04   $1.03
Accumulation unit value at end of
period                                   $0.83   $1.38   $1.35   $1.18   $1.12   $1.02   $0.80   $1.03   $1.13   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                    37      50      84     110     118     143     149     162     164     101
*OpCap Equity Portfolio liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO
(10/27/1997)
Accumulation unit value at
beginning of period                      $1.40   $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13   $1.09
Accumulation unit value at end of
period                                   $0.97   $1.40   $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                                   128     246     421     614     736     941     989   1,278   1,378   1,293
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/04/1998)
Accumulation unit value at
beginning of period                      $1.64   $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59   $1.14
Accumulation unit value at end of
period                                   $0.88   $1.64   $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59
Number of accumulation units
outstanding at end of period (000
omitted)                                   198     320     418     524     586     633     657     742     507     329
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/04/1998)
Accumulation unit value at
beginning of period                      $1.39   $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07   $1.04
Accumulation unit value at end of
period                                   $0.29   $1.39   $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                                    66     144     195     247     266     280     318     408     344     253
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.48   $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99   $0.99
Accumulation unit value at end of
period                                   $1.00   $1.48   $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                    50      69      78     117     240     290     372     472     546     605
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.50   $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03   $1.02
Accumulation unit value at end of
period                                   $1.03   $1.50   $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                                    96     158     275     358     412     451     546     676     553     428
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.47   $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21   $1.21
Accumulation unit value at end of
period                                   $0.89   $1.47   $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21
Number of accumulation units
outstanding at end of period (000
omitted)                                   124     176     224     350     558     731     878   1,284   1,528   1,585
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06   $1.06
Accumulation unit value at end of
period                                   $0.76   $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                   249     458     727     997   1,260   1,479   1,621   1,769   1,720     866
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.39   $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99   $0.94
Accumulation unit value at end of
period                                   $1.01   $1.39   $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                    56      88     104     170     304     390     473     674     770     859
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.49   $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08   $1.04
Accumulation unit value at end of
period                                   $1.09   $1.49   $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                    70      96     125     187     207     221     263     324     305     235
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.30   $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16   $1.29
Accumulation unit value at end of
period                                   $0.79   $1.30   $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16
Number of accumulation units
outstanding at end of period (000
omitted)                                    33      57      74     123     206     261     317     513     516     471
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.19   $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82   $1.17
Accumulation unit value at end of
period                                   $0.74   $1.19   $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82
Number of accumulation units
outstanding at end of period (000
omitted)                                   230     410     528     760     883     995   1,116   1,324   1,073     538
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (10/24/1997)
Accumulation unit value at
beginning of period                      $1.32   $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22   $1.07
Accumulation unit value at end of
period                                   $0.91   $1.32   $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22
Number of accumulation units
outstanding at end of period (000
omitted)                                   390     572     737   1,170   1,724   2,090   2,318   2,216   2,219   1,962
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/24/1997)
Accumulation unit value at
beginning of period                      $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01   $1.01
Accumulation unit value at end of
period                                   $1.15   $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                   149     224     273     379      45      41      47      50      59      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008
were (0.58%) and (0.57%), respectively.
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/24/1997)
Accumulation unit value at
beginning of period                      $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97   $0.97
Accumulation unit value at end of
period                                   $1.18   $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                                   598     761     702     548     664     701     794     943   1,016     898
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  29

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (10/24/1997)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at
beginning of period                      $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51   $1.24
Accumulation unit value at end of
period                                   $0.70   $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51
Number of accumulation units
outstanding at end of period (000
omitted)                                   149     231     313     327     497     584     650     963     970     861
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (03/17/2006)
Accumulation unit value at
beginning of period                      $1.07   $0.96   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.58   $1.07   $0.96      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    89     137     186      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/24/1997)
Accumulation unit value at
beginning of period                      $1.50   $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60   $1.11
Accumulation unit value at end of
period                                   $0.88   $1.50   $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60
Number of accumulation units
outstanding at end of period (000
omitted)                                    41      59      92     137     182     222     231     257     192     143
------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
30 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2008 and 2007, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota


March 27, 2009



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2008          2007

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $1,403,180;
  2007, $1,423,878)                                                     $1,279,025    $1,404,480
Commercial mortgage loans, at cost (less allowance for loan losses:
2008 and 2007, $1,188)                                                     210,786       226,481
Policy loans                                                                36,226        35,734
Trading securities                                                              87           130
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,526,124     1,666,825

Cash and cash equivalents                                                  195,886       206,475
Reinsurance recoverables                                                    69,619        54,057
Amounts due from brokers                                                       371           206
Deferred income taxes, net                                                  38,513            --
Other accounts receivable                                                    5,597         5,618
Accrued investment income                                                   17,651        18,413
Deferred acquisition costs                                                 242,555       234,561
Deferred sales inducement costs                                             23,808        19,447
Other assets                                                                65,311        23,479
Separate account assets                                                  2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total assets                                                        $4,433,456    $5,316,309
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,834,858    $1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
Amounts due to brokers                                                      38,625            --
Deferred income taxes, net                                                      --        13,853
Other liabilities                                                           21,647        12,789
Separate account liabilities                                             2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,151,491     4,896,062
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,646       106,637
Retained earnings                                                          236,963       321,909
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                         (63,644)      (10,299)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             281,965       420,247
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $4,433,456    $5,316,309
=================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

REVENUES
Premiums                                                         $ 28,203      $ 26,804      $ 27,103
Net investment income                                              94,421       109,190       119,142
Policy and contract charges                                        70,900        65,555        57,983
Other revenue                                                      15,389        12,204         9,060
Net realized investment gains (losses)                            (24,117)        6,583         3,936
-------------------------------------------------------------------------------------------------------
    Total revenues                                                184,796       220,336       217,224
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   65,151        44,513        34,712
Interest credited to fixed accounts                                52,997        55,666        61,641
Amortization of deferred acquisition costs                         41,554        28,038        24,259
Separation costs                                                       --          (571)        2,756
Other insurance and operating expenses                             40,408        31,194        24,909
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   200,110       158,840       148,277
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                              (15,314)       61,496        68,947
Income tax provision (benefit)                                     (9,350)       19,000        22,957
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ (5,964)     $ 42,496      $ 45,990
=======================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  (5,964)    $  42,496     $  45,990
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                           (33,586)      (40,757)      (38,786)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                            44,145        30,084        26,455
  Premium and discount amortization on Available-for-Sale            2,702         3,549         4,380
  Deferred income taxes, net                                       (22,571)        1,184         4,877
  Contractholder and policyholder charges, non-cash                (16,766)      (14,618)      (13,937)
  Net realized investment (gains) losses                            24,117        (6,583)       (3,936)
Change in operating assets and liabilities:
  Trading securities, net                                               43           (35)          (47)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               20,723        13,822        10,813
  Policy claims and other policyholders' funds                       1,880        (2,746)        3,005
  Reinsurance recoverables                                         (15,562)       (6,937)       (8,445)
  Other accounts receivable                                             21          (353)       (1,592)
  Accrued investment income                                            762         4,198           635
  Other assets and liabilities, net                                 95,499       (12,238)       (1,750)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           95,443        11,066        27,662
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               15,114       322,740       131,036
  Maturities, sinking fund payments and calls                      166,854       116,456        92,911
  Purchases                                                       (188,068)      (74,488)     (129,842)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                             15,695        39,049        28,865
  Purchases                                                             --        (8,889)      (39,000)
Change in policy loans, net                                           (492)       (1,897)       (2,331)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                            9,103       392,971        81,639
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                          143,543        73,045        87,532
  Net transfers from (to) separate accounts                            820        (1,625)      (11,788)
  Surrenders and other benefits                                   (174,838)     (212,962)     (185,232)
Other                                                               (7,669)           --            --
Tax adjustment of share-based incentive compensation plan                9            20            17
Cash dividends to RiverSource Life Insurance Company               (77,000)      (83,000)      (25,000)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                             (115,135)     (224,522)     (134,471)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               (10,589)      179,515       (25,170)
Cash and cash equivalents at beginning of year                     206,475        26,960        52,130
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                         $ 195,886     $ 206,475     $  26,960
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  17,501     $  19,122     $  11,946
  Interest paid on borrowings                                           --            --           247


See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2008
(IN THOUSANDS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600      $350,654        $   (215)      $459,039
Comprehensive income:
  Net income                                         --             --        45,990              --         45,990
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (11,056)       (11,056)
                                                                                                         ------------
Total comprehensive income                                                                                   34,934
Tax adjustment of share-based incentive
compensation plan                                    --             17            --              --             17
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (25,000)             --        (25,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of tax          --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                         --             --        42,496              --         42,496
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --             972            972
                                                                                                         ------------
Total comprehensive income                                                                                   43,468
Tax adjustment of share-based incentive
compensation plan                                    --             20            --              --             20
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (83,000)             --        (83,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637      $321,909        $(10,299)      $420,247
Change in accounting principles, net of tax          --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                           --             --        (5,964)             --         (5,964)
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (53,345)       (53,345)
                                                                                                         ------------
Total comprehensive loss                                                                                    (59,309)
Tax adjustment of share-based incentive
compensation plan                                    --              9            --              --              9
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (77,000)             --        (77,000)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                    $2,000       $106,646      $236,963        $(63,644)      $281,965
=====================================================================================================================




See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life of NY reclassified the mark-to-market adjustment on derivatives hedging variable annuity living benefits from net investment income to benefits, claims, losses and settlement expenses where the mark-to-market adjustment on the related embedded derivative resides. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassification did not result in any change to net income or shareholder's equity.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the mark-to-market adjustment made to RiverSource Life of NY's previously reported Statements of Income for the year 2007. There is no impact of the reclassification on the 2006 Statements of Income because RiverSource Life of NY had no derivative instruments in 2006.

                                                                            DECEMBER 31, 2007
                                                                       --------------------------
                                                                        PREVIOUSLY
(IN THOUSANDS)                                                           REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                                 $ 26,804      $ 26,804
Net investment income                                                     113,321       109,190
Policy and contract charges                                                65,555        65,555
Other revenue                                                              12,204        12,204
Net realized investment gain                                                6,583         6,583
-------------------------------------------------------------------------------------------------
  Total revenues                                                          224,467       220,336
-------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                           48,644        44,513
Interest credited to fixed accounts                                        55,666        55,666
Amortization of deferred acquisition costs                                 28,038        28,038
Separation costs                                                             (571)         (571)
Other insurance and operating expenses                                     31,194        31,194
-------------------------------------------------------------------------------------------------
  Total benefits and expenses                                             162,971       158,840
-------------------------------------------------------------------------------------------------

Pretax income                                                              61,496        61,496
Income tax provision                                                       19,000        19,000
-------------------------------------------------------------------------------------------------
NET INCOME                                                               $ 42,496      $ 42,496
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life of NY's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Statements of Operations.

See Note 9 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

TRADING SECURITIES
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 9 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of all other derivatives is a component of net investment income.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives is reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2008, RiverSource Life of NY decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life of NY's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 9 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liabilities. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and ranged from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who assume risk from RiverSource Life of NY are separately recorded as reinsurance recoverable within receivables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premiums, net investment income and policy and contract charges.

PREMIUMS
RiverSource Life of NY earns premium revenue on its traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Traditional life and LTC insurance premiums are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include commissions, net of deferrals, and expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express in 2005, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life of NY is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life of NY applied the disclosure requirements of this FSP as of December 31, 2008 and there was no impact on its financial condition or results of operations.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life of NY will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life of NY will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life of NY's adoption of SFAS 161 will not impact its financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life of NY's adoption of SFAS 160 will not impact its financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life of NY initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 9 for additional information regarding the fair values of RiverSource Life of NY's assets and liabilities.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Mortgage and other asset-backed securities                 459,504       3,396         (43,161)      419,739
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================





                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,423,878      $9,557       $(28,955)    $1,404,480
=============================================================================================================



At December 31, 2008 and 2007, fixed maturity securities comprised approximately 84% of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $61 million and $83 million of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  487,686    $  451,546         35%      $  488,954    $  486,574         35%
AA                                           72,683        70,311          5          142,094       140,581         10
A                                           329,126       302,063         24          300,455       296,330         21
BBB                                         414,951       381,071         30          379,992       375,138         27
Below investment grade                       98,734        74,034          6          112,383       105,857          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,403,180    $1,279,025        100%      $1,423,878    $1,404,480        100%
==========================================================================================================================



At December 31, 2008 and 2007, approximately 27% and 24%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $417,970      $(31,701)     $234,787      $(58,636)     $652,757      $ (90,337)
Mortgage and other asset-backed
securities                                  99,728       (19,303)      131,447       (23,858)      231,175        (43,161)
U.S. government and agencies
obligations                                     --            --         2,127            (6)        2,127             (6)
State and municipal obligations                961           (40)        3,841          (158)        4,802           (198)
Foreign government bonds and
obligations                                  1,460          (401)           --            --         1,460           (401)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $520,119      $(51,445)     $372,202      $(82,658)     $892,321      $(134,103)
==========================================================================================================================




                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   85        $224,943      $ (4,838)         28        $ 77,774      $ (2,011)        113
90% -- 95%                    60         156,943       (12,012)         26          72,331        (6,041)         86
80% -- 90%                    34          90,414       (15,088)         43         117,484       (23,616)         77
Less than 80%                 19          47,819       (19,507)         82         104,613       (50,990)        101
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $302,717      $  (6,849)
90% -- 95%                 229,274        (18,053)
80% -- 90%                 207,898        (38,704)
Less than 80%              152,432        (70,497)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% -- 95%                    16          25,085        (1,708)         28          71,922        (5,128)         44
80% -- 90%                     1           1,317          (184)         13          24,870        (3,969)         14
Less than 80%                  1             139           (46)          8           9,681        (3,825)          9
------------------------------------------------------------------------------------------------------------------------
  Total                      107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
========================================================================================================================

                             DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $801,622      $(14,095)
90% -- 95%                  97,007        (6,836)
80% -- 90%                  26,187        (4,153)
Less than 80%                9,820        (3,871)
--------------------------------------------------
  Total                   $934,636      $(28,955)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy and utility industries. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and banking. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $4.7 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 85% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life of NY's evaluation of potential other-than-temporary impairments.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2008 was $419.7 million which included $159.1 million of residential mortgage backed securities and $182.3 million of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $115.8 million of agency-backed securities, $23.8 million of Alt-A securities, and $19.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2008 was $78.3 million, which included $9.4 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                    $(10,299)     $(11,271)     $   (215)
Holding gains (losses), net of tax of $45,105, $2,100 and
$6,014, respectively                                              (83,766)        3,902       (11,168)
Reclassification of realized losses (gains), net of tax of
$8,439, $1,768 and $1,303, respectively                            15,673        (3,283)       (2,419)
DAC, net of tax of $6,578, $168 and $996, respectively             12,216           311         1,848
DSIC, net of tax of $559, $23 and $79, respectively                 1,038            42           148
Fixed annuity liabilities, net of tax of $803, nil and $292,
respectively                                                        1,494            --           535
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                $(63,644)     $(10,299)     $(11,271)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   53,264    $   53,010
Due after one year through five years                                      524,222       488,342
Due after five years through 10 years                                      253,907       210,823
Due after 10 years                                                         112,283       107,111
-------------------------------------------------------------------------------------------------
                                                                           943,676       859,286
Mortgage and other asset-backed securities                                 459,504       419,739
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,403,180    $1,279,025
=================================================================================================



The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                            $  15,114     $322,740      $ 131,036
Maturities, sinking fund payments and calls                        166,854      116,456         92,911
Purchases                                                         (188,068)     (74,488)      (129,842)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                  $    933       $ 6,409       $4,208
Gross realized investment losses                                     (148)       (1,030)        (487)
Other-than-temporary impairments                                  (24,898)         (326)          --


The $24.9 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At both December 31, 2008 and 2007, bonds carried at $0.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $211,974      $227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $210,786      $226,481
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

At December 31, 2008 and 2007, none of RiverSource Life of NY's commercial mortgage loans were impaired. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2008, 2007 and 2006, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $ 2,718       $3,218
Provision for commercial mortgage loan losses                         --         (1,530)          --
Foreclosures, write-offs and loan sales                               --             --         (500)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $1,188        $ 1,188       $2,718
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Atlantic                                                                 $ 66,425      $ 70,532
North Central                                                              48,748        52,557
Mountain                                                                   32,696        36,586
Pacific                                                                    29,605        30,437
New England                                                                17,295        19,815
South Central                                                              17,205        17,742
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Shopping centers and retail                                              $ 56,107      $ 60,463
Industrial buildings                                                       52,424        57,079
Office buildings                                                           46,632        52,377
Apartments                                                                 31,102        33,230
Medical buildings                                                          11,120        11,553
Hotels and motels                                                           4,737         4,949
Mixed use                                                                   4,247         2,244
Other                                                                       5,605         5,774
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding mortgage loan funding commitments at December 31, 2008 and 2007.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $76,456      $ 84,542      $100,519
Income on commercial mortgage loans                                12,990        14,564        15,396
Trading securities                                                  6,371        11,403         4,632
-------------------------------------------------------------------------------------------------------
                                                                   95,817       110,509       120,547
Less: Investment expenses                                           1,396         1,319         1,405
-------------------------------------------------------------------------------------------------------
  Total                                                           $94,421      $109,190      $119,142
=======================================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                 $(24,113)      $5,053        $3,721
Commercial mortgage loans                                              --           --           215
Cash and cash equivalents                                              (4)          --            --
Reduction in the allowance for loan losses                             --        1,530            --
-------------------------------------------------------------------------------------------------------
  Total                                                          $(24,117)      $6,583        $3,936
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2008, RiverSource Life of NY completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities. The net impact in the third quarter of these items was a $1.4 million benefit to the Statements of Operations which included a $0.1 million benefit to premiums, $3.1 million benefit to policy and contract charges, a $2.9 million benefit to benefits, claims, losses and settlement expenses, a $3.0 million expense to amortization of DAC and a $1.7 million expense to other insurance and operating expenses.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $234,561      $241,568      $230,270
Cumulative effect of accounting change                              1,970       (13,939)           --
Capitalization of acquisition costs                                28,784        34,491        32,713
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (38,554)      (25,438)      (25,259)
Amortization, impact of valuation assumptions review and
valuation system conversion                                        (3,000)       (2,600)        1,000
Impact of change in net unrealized securities losses               18,794           479         2,844
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $242,555      $234,561      $241,568
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $19,447       $15,658       $11,554
Cumulative effect of accounting change                                553          (496)           --
Capitalization of sales inducements                                 4,802         6,266         6,073
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (2,691)       (2,046)       (2,196)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           100            --            --
Impact of change in net unrealized securities losses                1,597            65           227
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,808       $19,447       $15,658
=======================================================================================================



Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.5 million to DAC and DSIC, respectively. See Note 3 and Note 9 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In addition, RiverSource Life of NY assumes life insurance risk under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $10.8 billion, $10.3 billion and $9.6 billion, respectively, of which $6.2 billion, $5.4 billion and $4.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,279       $33,729       $32,764
Reinsurance ceded                                                  (8,076)       (6,925)       (5,661)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $28,203       $26,804       $27,103
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $3.5 million and $3.3 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers amounted to $4.1 million, $2.7 million and $3.1 million, for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $47.9 million and $40.3 million related to reinsurance of LTC from risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $5.4 million and $3.9 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,056,580    $1,108,670
Variable annuities fixed sub-accounts                                      293,301       294,532
Variable annuity GMWB                                                       75,843         6,308
Variable annuity GMAB                                                       18,796         1,651
Other variable annuity guarantees                                            2,891         1,178
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,447,411     1,412,339
Variable universal life ("VUL")/ universal life ("UL") insurance           151,359       149,456
Other life, DI and LTC insurance                                           236,088       213,937
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,834,858     1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,843,198    $1,782,192
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,015,275    $2,736,820
VUL insurance variable sub-accounts                                        231,899       349,240
Other insurance variable sub-accounts                                          847         1,168
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,248,021    $3,087,228
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL and UL insurance is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL insurance products can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL insurance products are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered on new contracts.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life of NY added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE (1)                      CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                  $1,066,416     $  981,665      $242,846          61         $1,184,219     $1,109,067
  Six-Year Reset                        799,245        623,034       160,868          61          1,304,566      1,116,139
  One-Year Ratchet                      288,479        262,310       104,321          61            362,425        336,584
  Five-Year Ratchet                     109,258        103,010        29,024          60            126,796        121,470
  Other                                   2,371          2,134           447          66              3,640          3,231
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,265,769     $1,972,153      $537,506          61         $2,981,646     $2,686,491
===========================================================================================================================
GGU DEATH BENEFIT                    $       79     $       78      $     --          49         $      117     $      117
===========================================================================================================================
GMIB                                 $   21,731     $   19,088      $  8,721          62         $   33,422     $   30,363
===========================================================================================================================
GMWB:
  GMWB                               $  199,351     $  192,206      $ 71,371          62         $  277,403     $  268,918
  GMWB for life                         477,102        452,793       139,641          62            399,010        383,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $  676,453     $  644,999      $211,012          62         $  676,413     $  652,177
===========================================================================================================================
GMAB                                 $  104,241     $  100,820      $ 30,767          55         $  109,751     $  106,321
===========================================================================================================================

                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE (1)                       AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $   882          61
  Six-Year Reset                        14,067          60
  One-Year Ratchet                       3,077          62
  Five-Year Ratchet                        346          67
  Other                                     --          65
---------------------------------------------------------------
    Total -- GMDB                      $18,372          61
===============================================================
GGU DEATH BENEFIT                      $    --          48
===============================================================
GMIB                                   $   281          60
===============================================================
GMWB:
  GMWB                                 $ 1,631          61
  GMWB for life                          1,702          62
---------------------------------------------------------------
    Total -- GMWB                      $ 3,333          62
===============================================================
GMAB                                   $   157          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007       $1,283         $ 29         $(1,539)      $   236        $ 86
Incurred claims                                       (74)          (3)          7,847         1,415         346
Paid claims                                           (57)                          --            --          (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007              1,152           26           6,308         1,651         429
Incurred claims                                       156          278          69,535        17,145         516
Paid claims                                         1,180           99              --            --          (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008             $2,488         $403         $75,843       $18,796        $943
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,164,193    $1,813,121
  Bond                                                                     660,964       672,624
  Other                                                                    183,181       240,871
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,008,338    $2,726,616
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FAIR VALUES OF ASSETS AND LIABILITIES

Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

In 2008, $11.9 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $3.7 million which was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES

EMBEDDED DERIVATIVES -- VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                     $1,704      $1,154,573     $122,748     $1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================



The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                                AVAILABLE-
                                                                 FOR-SALE
                                                                SECURITIES:                   FUTURE
                                                                   FIXED         OTHER        POLICY
(IN THOUSANDS)                                                  MATURITIES      ASSETS       BENEFITS
-------------------------------------------------------------------------------------------------------
Balance, January 1                                               $100,504      $ 15,054      $ (6,157)
  Total gains (losses) included in:
     Net income (loss)                                             (3,121)(1)       895 (2)   (84,958)(2)
     Other comprehensive loss                                     (27,815)           --            --
  Purchases, sales, issuances and settlements, net                 41,318       (15,812)       (3,350)
  Transfers into Level 3                                           11,862 (3)        --            --
-------------------------------------------------------------------------------------------------------
Balance, December 31                                             $122,748      $    137      $(94,465)
=======================================================================================================
Change in unrealized gains (losses) included in net income
  relating to assets and liabilities held at December 31         $ (1,121)(4)  $     --      $(84,618)(2)
=======================================================================================================



(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $2.0 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2008 and 2007, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                         $210,186      $192,896     $  226,481    $  223,045
  Policy loans                                             36,222        39,059         35,734        35,734

FINANCIAL LIABILITIES
  Future policy benefits                                 $968,966      $915,297     $1,308,317    $1,281,504
  Separate account liabilities                              6,182         6,182         10,020        10,020


COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of variable annuity fixed sub-accounts classified as investment contracts is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life of NY's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

10. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life of NY received $7.2 million, $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was approximately $144 thousand, $90 thousand and $98 thousand for each of the years ended December 31, 2008, 2007 and 2006, respectively.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $96 thousand in 2008, $83 thousand in 2007 and $78 thousand in 2006.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2008, 2007 and 2006 were $36 thousand, $144 thousand and $143 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2008, 2007 and 2006, which are calculated on the basis of commission earnings of the individual financial advisors, were $6 thousand, $11 thousand and $16 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $42.2 million, $32.3 million and $26.1 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2008, 2007 and 2006, RiverSource Life of NY paid cash dividends of $77 million, $83 million and $25 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes and included in other liabilities at December 31, 2007 is a $5.8 million payable to RiverSource Life for federal income taxes.

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. Due to the statutory net loss from operations in 2008, any dividend in 2009 would be subject to the pre-notifications requirements. RiverSource Life of NY's statutory unassigned surplus aggregated $106.2 million and $164.5 million as of December 31, 2008 and 2007, respectively.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $(36,116)     $ 33,925      $ 61,735
Statutory net income (loss)                                       (34,045)       43,164        63,001
Statutory surplus                                                 213,625       281,414       329,528
Statutory capital and surplus                                     215,625       283,414       331,528


12. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                        $ 10,816       $16,760       $15,395
  State                                                             2,405         1,056         2,685
-------------------------------------------------------------------------------------------------------
Total current income tax                                           13,221        17,816        18,080
Deferred federal income tax                                       (22,571)        1,184         4,877
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                   $ (9,350)      $19,000       $22,957
=======================================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           26.2         (7.9)         (4.2)
  State taxes, net of federal benefit                              (10.2)         1.1           2.5
  Taxes applicable to prior years                                    3.9          3.8           0.6
  Foreign tax credit, net of addback                                 6.2         (1.1)         (0.6)
  Other                                                             (0.1)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                      61.0%        30.9%         33.3%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 61.0% and 30.9% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate was primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 78,571      $ 51,603
  Net unrealized losses on Available-for Sale securities                   34,270         5,543
  Other                                                                     3,029         2,497
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                          115,870        59,643
Deferred income tax liabilities:
  DAC                                                                      60,531        65,262
  Investment related                                                        9,156            50
  DSIC                                                                      7,670         6,703
  Other                                                                        --         1,481
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,357        73,496
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                             $ 38,513      $(13,853)
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life of NY has a foreign tax credit carryforward of $735 thousand which expires on December 31, 2017. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                      $ 3,481
Reductions based on tax positions related to the current year                      (7,720)
Additions for tax positions of prior years                                          4,844
Reductions for tax positions of prior years                                        (2,751)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                      $(2,146)
===========================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

If recognized, approximately $2.0 and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net reduction of $388 thousand in interest and penalties for the year ended December 31, 2008. RiverSource Life of NY had a $129 thousand receivable and a $259 thousand liability for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) in the Statements of Shareholder's Equity include securities, DAC and DSIC and are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                         $(28,726)       $523         $(5,950)


13. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities.

The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN THOUSANDS)                             AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                       $ 56,000       $15,981       $    --      $113,000       $ 3,546       $(2,960)
Purchased equity options                   386,578        35,364        (5,751)      296,521        20,489        (2,153)
Equity futures purchased(1)                     --            --            --         1,108            --            --
Equity futures sold(1)                      59,407            --            --        15,511            --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                $501,985       $51,345       $(5,751)     $426,140       $24,035       $(5,113)
==========================================================================================================================



 (1) Equity futures have no recorded value as they are cash settled daily.

 (2) The above table does not include certain embedded derivatives.

The derivative instruments in the above table hedge RiverSource Life of NY's GMWB and GMAB annuities.

See Note 9 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Derivatives Not Designated as Hedges
RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of variable annuity guaranteed benefits.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life of NY is scheduled to make for these options total $34 million through June 31, 2023.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

Credit Risk
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life of NY accepted collateral consisting primarily of cash of $38.4 million and $1.5 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life of NY provided collateral consisting primarily of cash of $31.0 million and $1.1 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life of NY's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

14. COMMITMENTS AND CONTINGENCIES

At December 31, 2008 and 2007, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

15. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

Net Income

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ (5,964)      $42,496       $45,990
Deferred acquisition costs (GAAP item)                             12,770        (6,453)       (8,454)
Deferred sales inducement costs (GAAP item)                        (2,211)       (4,220)       (3,877)
Deferred income tax expense (GAAP item)                           (22,571)        1,184         4,877
Change in future policy benefits(1)                                32,034        (1,342)        8,561
Current income tax expense(1)                                      11,939            --            --
Net investment income(1)                                             (619)       (4,871)           18
Change in separate account liabilities(1)                         (19,887)       19,189        17,774
Mark-to-market on derivatives(2)                                  (40,691)          177            --
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                    1,507        (1,941)         (557)
Other, net(1)                                                        (352)       (1,055)       (1,331)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $(34,045)      $43,164       $63,001
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis net income (loss) reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 281,965     $ 420,247     $ 468,990
Net unrealized gains and losses on Available-for-Sale
investments (GAAP item)                                            124,156        19,398        20,651
Prepaid reinsurance (GAAP item)                                    (11,234)       (6,221)       (4,922)
Deferred sales inducements costs (GAAP item)                       (23,808)      (19,447)      (15,658)
Deferred acquisition costs (GAAP item)                            (242,555)     (234,561)     (241,568)
Future policy benefits(1)                                           35,845         1,632         5,832
Current income taxes, net(1)                                        11,939            --            --
Deferred income taxes, net(1)                                       (3,977)       45,272        46,869
Separate account liability adjustment (statutory item)              87,852       107,739        94,387
Asset valuation reserve (statutory item)                           (13,468)      (13,891)      (16,631)
Non-admitted assets (statutory item)                               (27,781)      (27,088)      (24,089)
Other, net(1)                                                       (3,309)       (9,666)       (2,333)
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 215,625     $ 283,414     $ 331,528
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


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--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2008
                                                               ANNUAL REPORT  61

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12205
1 (800) 541-2251

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                        RiverSource Life Insurance Co. of
       New York is authorized to sell insurance and annuities in New York.

      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved. 45066 T (5/09)